Notes Payable	6 Months Ended
Mar. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE
9.	NOTES PAYABLE

In connection with the acquisition of 100% of the issued and outstanding shares of Alpha Mind (Note 4), the Company issued promissory note of $153,000 (equivalent to RMB 1,104,706) and $27,000 (equivalent to RMB 194,948), respectively, to MMTEC, Inc. and Burgeon Capital, Inc. (collectively “Notes”) as purchase price. The Notes had a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and is secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. The Company recorded the promissory notes in the account of “notes payable” on the consolidated balance sheets, and accrued interest for promissory notes in the account of “accrued expenses and other current liabilities”.

In February 2024, the Company and the Sellers of Alpha Mind agreed to extend the maturity date of the Notes to June 30, 2024. For the six months ended March 31, 2024, the Company repaid the notes payable of RMB 6,211 to MMTEC, Inc.

As of March 31, 2024, the Company had notes payable of RMB 1,293,443.